OBLIGATION UNDER FINANCE LEASE	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
OBLIGATION UNDER FINANCE LEASE	OBLIGATION UNDER FINANCE LEASE

(in thousands of $)	2020	2019
Total obligation under finance lease	124,550	122,779
Less: current portion of obligation under finance lease	(2,521)	(1,990)
Non-current portion of obligation under finance lease	122,029	120,789

As of December 31, 2020 and 2019, we operated one vessel under a finance lease.

The leasing transaction, which occurred in August 2003, was in relation to the Methane Princess. We novated the Methane Princess contract prior to completion of construction and leased the vessel from the same financial institution in the United Kingdom (the “Methane Princess Lease”). The lessor of the Methane Princess has a second priority security interest in the Methane Princess, the Golar Spirit, Golar Grand and Golar's vessel, the Golar Tundra. Our obligation to the lessor under the Methane Princess Lease is secured by a letter of credit (“LC”) provided by other banks. Details of the security deposit provided by us to the bank providing the LC are given in note 17.

As of December 31, 2020, we are committed to make quarterly minimum finance lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2021	8,949
2022	9,288
2023	9,634
2024	10,008
2025 and thereafter	150,090
Total minimum lease payments	187,969
Less: Imputed interest	(63,419)
Present value of minimum lease payments	124,550

The interest element of the lease rentals is accrued at a floating rate based upon Pound Sterling LIBOR.

We determined that the entity that owned the Methane Princess was a variable interest entity in which we have a variable interest and are the primary beneficiary. Upon the initial transfer of the Methane Princess to the financial institution, we measured the subsequently leased vessel at the same amount as if the transfer had not occurred, which was cost less accumulated depreciation at the time of transfer.